John Deere Owner Trust 2023-C				EXHIBIT 99.3
Servicer's Certificate
Check for Error
$321,000,000 Class A-1 5.65000% Asset Backed Notes due September 16, 2024
$430,000,000 Class A-2 5.76% Asset Backed Notes due August 17, 2026
$430,000,000 Class A-3 5.48% Asset Backed Notes due May 15, 2028
$91,790,000 Class A-4 5.39% Asset Backed Notes due August 15, 2030
$32,639,410 Overcollateralization

Scheduled Payment Date (30/360)				15-Jan-24
Actual Payment Date (A/360)				16-Jan-24
Collection Period Begin Date				27-Nov-23
Collection Period End Date				24-Dec-23
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				32

(1)	Total Distribution Amount:			$47,766,335.37
	(a)	Total cash receipts during the month:		$45,636,823.77
	(b)	Administrative repurchases during the month:		$2,071,376.58
	(c)	Investment earnings on cash accounts:		$58,135.02
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders' Interest Distributable Amount deposited into Note Distribution Account:			$5,355,666.58
	Noteholders' Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-1 Notes:	$915,709.83
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-2 Notes:	$2,064,000.00
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-3 Notes:	$1,963,666.67
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders' Interest Distributable Amount applicable to Class A-4 Notes:	$412,290.08
		(ii)	Noteholders' Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders' Principal Distribution Amount deposited into Note Distribution Account:			$38,104,821.18
	Noteholders' Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders' Monthly Principal Distributable Amount:	$38,104,821.18
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	100.00%
		(iii)	Class A-1 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders' Principal Distributable Amount:	$38,104,821.18

	(b)	(i)	Class A-2 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders' Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders' Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-4 Noteholders' Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders' Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders' Principal Distributable Amount:	$0.00

(5)	Noteholders' Distributable Amount:		$43,460,487.76

(6)	Reserve Account balance:
	(a)	Beginning balance:	$13,054,294.10
	(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(e)):	$0.00
		(i) Interest Amount included above:	$0.00
		(ii) Principal Amount included above:	$0.00
	(d)	Amount to be withdrawn from the Reserve Account and Deposited into Certificateholder Account (5.05(c)):	$0.00
	(e)	Ending Balance (after giving effect to all distributions):	$13,054,294.10
	(f)	Specified Reserve Account Balance:	$13,054,294.10

(7)	Servicing Fee:		$1,040,850.03
	(a)	Amount of Servicing Fee earned:	$1,040,850.03
	(b)	Amount of Servicing Fee paid:	$1,040,850.03
	(c)	Amount of Servicing Fee Shortfall:	$0.00

(8)	Amount paid to Indenture Trustee:		$0.00

(9)	Amount paid to Owner Trustee:		$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(11)	Amount Paid to Certificateholder:		$3,264,897.58

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:	$1,205,552,966.38

	(b)	Note Value as of the end of the related Collection Period:	$1,128,656,191.66

	(c)	Amount of Overcollateralization (Note value less aggregate principal amount of Notes):	$32,639,410.00

	(d)	Number of Accounts at the end of the related Collection Period:	16,895

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i) Outstanding Principal Balance of Class A-1 Notes:	$144,226,782.07
		(ii) Class A-1 Note Pool Factor:	0.4493046

	(b)	(i) Outstanding Principal Balance of Class A-2 Notes:	$430,000,000.00
		(ii) Class A-2 Note Pool Factor:	1.0000000

	(c)	(i) Outstanding Principal Balance of Class A-3 Notes:	$430,000,000.00
		(ii) Class A-3 Note Pool Factor:	1.0000000

	(d)	(i) Outstanding Principal Balance of Class A-4 Notes:	$91,790,000.00
		(ii) Class A-4 Note Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$1,866,129.26
		(ii) % of Pool Balance:	0.15%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$83,495.84
	(ii)	Cumulative amount of net losses:	$106,475.87
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.01%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.55%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	17,164
	(b)	Number of loans at the end of the period:	16,895
	(c)	Weighted average remaining term on receivables:	41.84
	(d)	Prepayment amount - monthly:	$5,395,270.54
	(e)	Prepayment amount - life-to-date:	$61,492,519.52
	(f)	Weighted average APR of the pool assets:	4.26%
	(g)	Pool Factor:	0.85

(18)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	0.55%
	(c)	Delinquency Trigger Occurred: Y/N	N